Income tax	12 Months Ended
Aug. 31, 2022
Income Tax
Income tax

11.	Income tax

The Company’s provision for income taxes differs from the amount computed by applying the combined federal and provincial income tax rates to income (loss) before income taxes as a result of the following:

	2022	2021
Combined basic Canadian federal and provincial statutory income tax rates including surtaxes	26.50%	26.50%

Statutory income tax rates applied to accounting income	$(637)	$(1,400)

Increase (decrease) in provision for income taxes:
Foreign tax rates different from statutory rate	322	-
Permanent differences and other items	1,669	(762)
Benefit of tax losses not recognized	(918)	2,162
Provision for income taxes	$436	$-

The enacted tax rates in Canada of 26.50% (2021 - 26.50%) and Tanzania of 30% (2021 - 30%) where the Company operates are applied in the tax provision calculation.

Provision for income taxes consist of the following:

	2022	2021
Current income taxes	$436	$-
Deferred income taxes	-	-
Provision for income tax	$436	$-

The following table reflects the Company’s deferred income tax assets (liabilities):

The tax effects of significant temporary differences which would comprise deferred income tax assets and liabilities at August 31, 2022 and 2021 are as follows:

Deferred Income Tax Liabilities	Mineral properties	Debt issuance cost	Total

At August 31, 2020	$(9,949)	$(350)	$(10,299)
Charged to the consolidated statement of comprehensive income (loss)	(2,474)	350	(2,124)
At August 31, 2021	$(12,423)	$-	$(12,423)
Charged to the consolidated statement of comprehensive income (loss)	2,373	-	2,373
At August 31, 2022	$(10,050)	$-	$(10,050)

Deferred Income Tax Assets	Non-capital losses	Non-capital losses	Total

At August 31, 2020	$9,949	$350	$10,299
Charged to the consolidated statement of comprehensive income (loss)	2,474	(350)	2,124
At August 31, 2021	$12,423	$-	$12,423
Charged to the consolidated statement of comprehensive income (loss)	(2,373)	-	(2,373)
At August 31, 2022	$10,050	$-	$10,050

Net deferred tax assets (liabilities)	$-	$-	$-

The following temporary differences have not been recognized in the Company’s consolidated financial statements:

	2022	2021
Non-capital losses	$120,528	$87,242
Property, plant and equipment	89	110
Capital losses	3	1
Financing costs	-	2,217
	$120,620	$89,570

At August 31, 2022, the Company has Tanzanian non-capital losses of $79,318 (2021 - $56,146), that have not been recognized and may be carried forward and applied against Tanzania taxable income of future years. The non-capital loss may be carried forward without limitation.

At August 31, 2022, the Company has non-capital losses of $41,210 (2021 - $31,096), that have not been recognized and may be carried forward and applied against Canadian taxable income of future years. The non-capital losses have expiry dates as follows:

2026	1,305
2027	1,059
2028	1,153
2029	1,500
2030	1,088
2031	1,814
2032	1,904
2033	1,794
2034	1,674
2035	1,512
2036	1,564
2037	2,186
2038	2,849
2039	3,618
2040	5,600
2041	6,124
2042	4,466
Non Capital Losses	$41,210

At August 31, 2022, $nil (2021: $nil) was recognized as a deferred tax liability for taxes that would be payable as the Company’s subsidiaries have a deficit.